Revenue Recognition - Summary of Significant Changes in Contract Liability Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred Revenue
Disaggregation of Revenue [Line Items]
Revenue recognized that was included in the contract liability balance at the beginning of the period	$ (1,972)	$ (1,710)
Increases due to cash received, excluding amounts recognized as revenue during the period	1,961	1,342
Transfers between current and non-current liabilities due to the expected revenue recognition period	464	460
Total increase(decrease) in contract liabilities:	(453)	92
Deferred Revenue, Long-term
Disaggregation of Revenue [Line Items]
Increases due to cash received, excluding amounts recognized as revenue during the period	1,116	760
Transfers between current and non-current liabilities due to the expected revenue recognition period	(464)	(460)
Total increase(decrease) in contract liabilities:	$ (652)	$ 300